UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
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Address:   c/o Gotham Partners Management Co., L.L.C.
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           110 East 42nd Street, 18th Floor
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           New York, New York 10017
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Form 13F File Number:  28-6906
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
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Title:     Manager
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Phone:     212-286-0300
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Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             02/14/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             4
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Form 13F Information Table Entry Total:        11
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Form 13F Information Table Value Total:        $72,930
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No. Form 13F File Number Name


      1             28-6908              William A. Ackman
    ------          ---------            -------------------------------------

      2             28-6904              Section H. Partners, L.P.
    ------          -------              -------------------------------------

      3             28-7474              Gotham International Advisors, L.L.C.
    ------          -------              -------------------------------------

      4             28-5717              Gotham Holdings Management, L.L.C.
    ------          -------              -------------------------------------


                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Cornell Companies InC             COMMON         219141108     834     92,622 SH     SHARED-OTHER     1,2,4          92,622
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Cornell Companies InC             COMMON         219141108     136     15,078 SH     SHARED-OTHER     1,3            15,078
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First Un Real Est Eq&Mtg Invs     Sh Ben Int     337400105   6,069  3,409,569 sh     SHARED-OTHER     1,2,4       3,409,569
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First Un Real Est Eq&Mtg Invs     Sh Ben Int     337400105   4,328  2,431,664 sh     SHARED-OTHER     1,3         2,431,664
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Hallwood Rlty Partners L P        deposit ut new 40636T203  20,385    247,994 sh     SHARED-OTHER     1,2,4         247,994
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Imperial Pkg Corp                 Common         453077109   9,666    452,304 sh     SHARED-OTHER     1,2,4         452,304
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Imperial Pkg Corp                 Common         453077109   2,431    113,739 sh     SHARED-OTHER     1,3           113,739
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Kinder Morgan Inc kans            Common         49455P101     482     11,400 sh     SHARED-OTHER     1,2,4          11,400
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Pre Paid Legal Svcs Inc           Common         740065107  13,228    504,899 sh     SHARED-OTHER     1,2,4         504,899
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SKILLSOFT PLC                     SPONSORED ADR  830928107  13,117  4,769,691 SH     SHARED-OTHER     1,2,4        4,769,691
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SKILLSOFT PLC                     SPONSORED ADR  830928107   2,254    819,748 SH     SHARED-OTHER     1,3            819,748
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